NATURE OF OPERATIONS (Details Narrative)	12 Months Ended
Dec. 31, 2018
Wheeler River Joint Venture
Disclosure of joint operations [line items]
Interest in joint operations	90.00%
Waterbury Lake Uranium Limited Partnership
Disclosure of joint operations [line items]
Interest in joint operations	65.92%
McClean Lake Joint Venture
Disclosure of joint operations [line items]
Interest in joint operations	22.50%
Midwest Joint Venture
Disclosure of joint operations [line items]
Interest in joint operations	25.17%